SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to shareholders for Federated Limited Duration Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1999 through March 31, 2000 and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of investment grade, limited duration bonds produced a total return of 2.60%1 for Institutional Shares and 2.44%1 for Institutional Service Shares. Dividends paid by the fund during this reporting period totaled $0.34 per share for Institutional Shares and $0.33 per share for Institutional Service Shares. The fund's total net assets reached $85.2 million on the last day of the reporting period.

Thank you for participating in the conservative income opportunities of Federated Limited Duration Fund. As always, we welcome your questions and comments.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
May 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Limited Duration Fund represents a high quality, fixed income portfolio combining the various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, asset backed, mortgage backed, and high quality corporate debt securities. The fund may also allocate a small percentage of assets, 15% combined, in either or both of the high yield corporate and international bond sectors.1

The reporting period was characterized by uncertainty if nothing else. The Year 2000 ("Y2K") malaise which had caused credit markets to do poorly beginning in the first half of calendar 1999, had pretty much run its course by the middle of October. As investors slowly began to realize there would be no great dislocation attributable to Y2K, credit markets actually began to rally. Investors who had stayed on the sidelines tried to invest without success, since issuers had already completed their funding requirements through year-end. Credit spreads tightened versus U.S. Treasury Securities, and this phenomenon lasted until approximately mid-February 2000. At that point however, spreads once again began to widen. A combination of equity market volatility, Treasury buybacks and investors uncertain as to how to deal with an economy in uncharted growth waters seemed to be the culprit. This is the current environment as the fund moves into the middle of the year 2000.

From the standpoint of investor outcome, the fund handled the market's gyrations reasonably well. The fund returned 2.60%2 for Institutional Shares and 2.44%2 for Institutional Service Shares for the six-month reporting period ended March 31, 2000, compared to a 1.86% total return for the Merrill Lynch 1-3 Year Government Bond Index3 and a 2.24% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.4 One of the biggest contributors to performance was the improvement of the subordinate asset backed securities market, a sector which had lagged substantially for the better part of the prior two years. The fund's performance is also encouraging in light of the poor performance of the corporate bond market in the latter stages of the reporting period under review.

The fund's current posture would be considered neutral to slightly negative with regard to interest rate risk exposure, and neutral with regard to credit exposure. The combination of AAA-rated securities and the fund's cash position comprised over one-half of assets at March 31, 2000, with just over 7% of the fund invested in non-investment grade assets. Since fund management believes that the Federal Reserve Board will maintain a fairly aggressive bias toward higher federal funds rate targets, management feels it is better to maintain a more conservative posture with regard to duration. With regard to sector allocation, asset backed securities continue to receive the largest amount of fund exposure, followed by corporates. Mortgage backed securities are being de-emphasized in favor of like-duration asset backed securities, which are perceived to have better convexity characteristics. Mortgage backed securities currently account for less than 20% of fund exposure.

1 Special risks are associated with investments in high yield and international securities.

2 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Merrill Lynch 1-3 Year Government Bond Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in the index.

4 The Merrill Lynch 1-3 Year Corporate Bond Index is an unmanaged index tracking investment grade corporate debt securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in the index.

Portfolio of Investments

MARCH 31, 2000 (UNAUDITED)

Principal Amount			Value
		ASSET-BACKED SECURITIES--48.9%[1]
		Automobile--14.3%
$367,475		AFG Receivables Trust 1996-D, Class A, 6.10%, 10/15/2001	$366,435
54,792		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	54,904
46,551		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	46,573
1,500,000		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,491,870
1,500,000		Bay View Auto Trust 1999-LG1, Class A3, 6.91%, 3/15/2004	1,494,345
305,201		CIT RV Trust 1994-A, Class A, 4.90%, 7/15/2009	302,767
50,000		Chase Manhattan Auto Owner Trust 1997-A, Class A5, 6.50%, 12/17/2001	49,942
814,567		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	799,166
2,000,000		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,998,760
2,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	1,983,770
221,044	[2,3]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	215,469
536,885	[2,3]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	518,795
816,056		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	803,713
50,000	[2,3]	Team Fleet Financing Corp. Series 1997-1, Class B, 7.80%, 5/15/2003	48,547
1,500,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	1,495,950
154,820		Toyota Auto Receivables Grantor Trust 1997-A, Class A, 6.45%, 4/15/2002	154,913
204,568		World Omni Automobile Lease Securitization Trust 1997-A, Class A3, 6.85%, 6/25/2003	204,568
150,000		Yamaha Motor Master Trust 1995-1, Class A, 6.20%, 5/15/2003	149,363

		TOTAL	12,179,850

		Credit Card--10.8%
116,762	[2,3]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	113,223
250,000		Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005	249,450
500,000	[2,3]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.0775%, 2/15/2006	500,430
250,000		Citibank Credit Card Master Trust 1998-1, Class A, 5.75%, 1/15/2003	247,998
801,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	793,439
215,000		Discover Card Master Trust I 1995-2, Class A, 6.55%, 2/18/2003	215,239
1,550,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,517,496
260,000		First USA Credit Card Master Trust 1997-6, Class A, 6.42%, 3/17/2005	256,615
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	1,982,800
1,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	984,960
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,012,430
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$285,000		Prime Credit Card Master Trust 1996-1, Class A, 6.70%, 7/15/2004	$284,732
1,000,000		Proffitt's Credit Card Master Trust 1998-2, Class B, 6.15%, 9/15/2004	989,690
75,000		Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004	75,207

		TOTAL	9,223,709

		Home Equity Loan--14.2%
500,000	[2,3]	125 Home Loan Owner Trust 1998-1, Class B-2, 12.16%, 2/15/2029	423,984
74,384		Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%, 9/25/2008	74,314
603		Advanta Mortgage Loan Trust 1997-1, Class A2, 7.10%, 4/25/2020	603
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	493,356
1,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	975,045
1,475,047		Contimortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,392,998
36,468		ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%, 8/15/2013	36,348
250,000		ContiMortgage Home Equity Loan Trust 1997-5, Class B, 7.62%, 1/15/2029	214,140
457,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	453,307
77,454		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	77,565
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	924,261
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	404,053
449,348		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	433,761
500,000		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	474,219
1,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	933,970
303,411		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	290,706
1,000,000		Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.375%, 5/25/2029	1,000,000
1,500,000		Saxon Asset Securities Trust 1997-1, Class AF4, 7.76%, 2/25/2027	1,504,664
1,100,000		Saxon Asset Securities Trust 1997-1, Class BV, 7.025%, 4/25/2027	1,076,625
250,000	[2,3]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	221,313
500,000		Saxon Asset Securities Trust 1999-1, Class BV1, 8.875%, 2/25/2029	504,060
95,000		TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	95,126
79,041		UCFC Home Equity Loan 1995-A1, Class A5, 8.55%, 1/10/2020	79,503

		TOTAL	12,083,921

		Manufactured Housing--6.1%
912,135		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	913,841
250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	244,712
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--continued
$62,039		Green Tree Financial Corp. 1996-4, Class A-4, 6.80%, 6/15/2027	$62,093
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	1,169,387
1,275,000		Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	1,169,016
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	992,500
166,822		Oakwood Mortgage Investors, Inc. 1997-C, Class A2, 6.45%, 11/15/2027	165,993
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 8.54%, 6/7/2016	492,050

		TOTAL	5,209,592

		Other--3.5%
98,166		Advanta Equipment Receivables 1998-1, Class C, 6.49%, 12/15/2006	97,447
680,108		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	666,428
200,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	200,644
1,000,000		Copelco Capital Funding LLC 1999-B, Class A3, 6.61%, 12/18/2002	995,025
200,000		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	199,171
140,703		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	139,931
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	572,444
75,891		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	75,823

		TOTAL	2,946,913

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $45,166,595)	41,643,985

		COLLATERALIZED MORTGAGE OBLIGATIONS--17.1%[1]
		Commercial Mortgage--1.0%
100,000	[2,3]	K Mart CMBS Financing, Inc Series 1997-1, Class D, 7.013%, 3/1/2007	99,529
250,000	[2,3]	Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A-3, 6.584%, 1/15/2003	245,742
500,000	[2,3]	Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A-5, 7.254%, 1/15/2003	472,266

		TOTAL	817,537

		U.S. Government Agency--0.4%
405,000		Federal National Mortgage Association, Series 1993-32, Class H, 6.00%, 3/25/2023	368,684

		Whole Loan--15.7%
394,542	[2,3]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 7.575%, 5/25/2029	366,123
459,661	[2,3]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 7.875%, 5/25/2029	425,545
704,013		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	699,162
149,340	[2,3]	C-BASS ABS, LLC Series 1997-1, Class A-1, 6.049%, 2/1/2017	148,500
115,452		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	108,633
1,348,532	[2,3]	C-BASS ABS, LLC Series 1999-3, Class B1, 7.15%, 2/3/2029	1,068,712
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued[1]
		Whole Loan--continued
$690,494		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	$683,220
91,419	[2,3]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	60,794
229,588		GE Capital Mortgage Services, Inc. 1996-3, Class A1, 7.00%, 3/25/2026	227,950
1,500,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	1,449,690
339,992		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	336,346
964,402		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	939,124
519,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	486,944
900,000	[2,3]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.595%, 10/25/2028	670,500
1,258,000		Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.434%, 1/25/2029	921,091
517,448		Resecuritization Mortgage Trust 1998-A, Class B3, 7.849%, 10/26/2023	440,477
1,000,000		Residential Accredit Loans, Inc 1997-QS12, Class A6, 7.25%, 11/25/2027	970,937
218,337		Residential Asset Securitization Trust 1997-A2, Class A3, 9.00%, 4/25/2027	218,328
1,000,000		Residential Asset Securitization Trust 1997-A7, Class A5, 7.50%, 9/25/2027	997,980
359,251		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	354,836
866,560		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	837,521
184,489	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.719%, 1/28/2025	154,798
888,454		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	839,066

		TOTAL	13,406,277

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,038,472)	14,592,498

		CORPORATE BONDS--12.6%
		Banking--1.2%
1,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	982,640

		Finance - Automotive--1.1%
945,000		Ford Motor Credit Co., 8.55%, 4/8/2002	968,682

		Financial Intermediaries--2.2%
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	966,640
250,000		Lehman Brothers Holdings, Inc., Bond, 6.20%, 1/15/2002	244,353
200,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.00%, 2/26/2001	197,684
500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.375%, 3/15/2001	495,240

		TOTAL	1,903,917

		Food & Drug Retailers--0.6%
500,000		Great Atlantic & Pacific Tea Co., Inc., Sr. Note, 7.70%, 1/15/2004	480,440

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.7%
$400,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	$397,236
200,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	210,086

		TOTAL	607,322

		Insurance--0.5%
250,000		Conseco, Inc., Note, 6.40%, 2/10/2003	233,710
250,000		HSB Group, Inc., Company Guarantee, 6.95%, 7/15/2027	229,025

		TOTAL	462,735

		Retailers--1.2%
500,000		Dayton-Hudson Corp., Note, 5.95%, 6/15/2000	500,190
50,000		Shopko Stores, Inc., 8.50%, 3/15/2002	50,789
500,000		Wal-Mart Stores, Inc., Note, 5.85%, 6/1/2000	500,450

		TOTAL	1,051,429

		Supranational--1.8%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 7/21/2000	1,502,010

		Technology Services--1.9%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,627,500

		Telecommunications & Cellular--1.1%
1,000,000		AT&T Corp., Global Bond, 5.625%, 3/15/2004	945,370

		Utilities--0.3%
250,000	[2,3]	Camuzzi Gas, Bond, 9.25%, 12/15/2001	250,625

		TOTAL CORPORATE BONDS (IDENTIFIED COST $10,973,972)	10,782,670

		U.S. GOVERNMENT AGENCIES--1.4%[1]
500,000		Federal Home Loan Bank, Sr. Note, 5.80%, 9/2/2008	456,205
276,680		Government National Mortgage Association ARM 8902, 30 Year, 6.375%, 1/20/2022	279,211
147,427		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	151,297
267,884		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	292,497

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $1,244,300)	1,179,210

		FOREIGN GOVERNMENTS/AGENCIES--0.9%
		Government Agency --0.7%
553,500		Brazil, Government of, IDU, 6.50%, 1/1/2001	551,424

		Sovereign--0.2%
200,000		Korea Development Bank, Bond, 7.125%, 9/17/2001	197,770

		TOTAL FOREIGN GOVERNMENT AGENCIES (IDENTIFIED COST $691,574)	749,194

Shares or Principal Amount			Value
		PREFERRED STOCKS--0.3%
		Steel--0.3%
10,000		USX Capital LLC, Preferred, Series A (identified cost $254,375)	$231,875

		U.S. TREASURY OBLIGATIONS--6.7%
$1,122,000		4.75%, 2/15/2004	1,061,659
250,000		5.375%, 6/30/2003	242,515
500,000		5.625%, 5/15/2001	495,870
1,000,000		5.75%, 11/15/2000	996,860
1,500,000		5.875%, 11/15/2004	1,473,405
1,400,000		7.50%, 11/15/2001	1,421,112

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $5,751,258)	5,691,421

		MUTUAL FUND--3.4%
353,248		The High Yield Bond Portfolio (identified cost $317,333)	2,886,035

		REPURCHASE AGREEMENT--9.5%[4]
8,135,000		ABN AMRO, Inc., 6.18%, dated 3/31/2000, due 4/3/2000 (at amortized cost)	8,135,000

		TOTAL INVESTMENTS (IDENTIFIED COST $87,572,879)[5]	$85,891,888

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2000, these securities amounted to $6,004,895 which represents 7.0% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $5,850,097 which represents 6.9% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $87,572,879. The net unrealized depreciation of investments on a federal tax basis amounts to $1,680,991 which is comprised of $118,119 appreciation and $1,799,110 depreciation at March 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($85,217,842) at March 31, 2000.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $87,572,879)		$85,891,888
Cash		3,378
Income receivable		856,086
Prepaid expenses		30,285

TOTAL ASSETS		86,781,637

Liabilities:
Payable for investments purchased	$1,075,000
Income distribution payable	472,000
Accrued expenses	16,795

TOTAL LIABILITIES		1,563,795

Net assets for 8,708,860 shares outstanding		$85,217,842

Net Assets Consist of:
Paid-in capital		$87,434,224
Net unrealized depreciation of investments		(1,680,991)
Accumulated net realized loss on investments		(540,375)
Undistributed net investment income		4,984

TOTAL NET ASSETS		$85,217,842

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$76,499,394 ÷ 7,817,887 shares outstanding		$9.79

Institutional Service Shares:
$8,718,448 ÷ 890,973 shares outstanding		$9.79

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$153,095
Interest			2,658,722

TOTAL INCOME			2,811,817

Expenses:
Investment adviser fee		$154,913
Administrative personnel and services fee		65,033
Custodian fees		4,007
Transfer and dividend disbursing agent fees and expenses		21,824
Directors'/Trustees' fees		1,177
Auditing fees		5,196
Legal fees		984
Portfolio accounting fees		26,256
Distribution services fee--Institutional Service Shares		10,506
Shareholder services fee--Institutional Shares		86,315
Shareholder services fee--Institutional Service Shares		10,506
Share registration costs		13,809
Printing and postage		10,535
Insurance premiums		598
Taxes		2,880
Miscellaneous		1,665

TOTAL EXPENSES		416,204

Waivers and Reimbursements:
Waiver of investment adviser fee	$(154,913)
Waiver of distribution services fee--Institutional Service Shares	(8,405)
Waiver of shareholder services fee--Institutional Shares	(86,315)
Reimbursement of other operating expenses	(18,103)

TOTAL WAIVERS AND REIMBURSEMENTS		(267,736)

Net expenses			148,468

Net investment income			2,663,349

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			33,348
Net change in unrealized depreciation of investments			(745,872)

Net realized and unrealized loss on investments			(712,524)

Change in net assets resulting from operations			$1,950,825

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) March 31, 2000	Year Ended September 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,663,349	$3,573,627
Net realized gain (loss) on investments ($33,348 and $2,474, respectively, as computed for federal tax purposes)	33,348	(558,411)
Net change in unrealized appreciation (depreciation) of investments	(745,872)	(1,379,505)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,950,825	1,635,711

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,410,782)	(2,875,443)
Institutional Service Shares	(280,658)	(659,954)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,691,440)	(3,535,397)

Share Transactions:
Proceeds from sale of shares	23,397,020	62,007,341
Net asset value of shares issued to shareholders in payment of distributions declared	455,404	674,646
Cost of shares redeemed	(13,462,465)	(27,337,842)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,389,959	35,344,145

Change in net assets	9,649,344	33,444,459

Net Assets:
Beginning of period	75,568,498	42,124,039

End of period (including undistributed net investment income of $4,984 and $33,075, respectively)	$85,217,842	$75,568,498

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,
	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.34	0.63	0.70	0.66
Net realized and unrealized gain (loss) on investments	(0.09)	(0.35)	0.12	0.14

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.28	0.82	0.80

Less Distributions:
Distributions from net investment income	(0.34)	(0.63)	(0.70)	(0.65)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.34)	(0.63)	(0.72)	(0.67)

Net Asset Value, End of Period	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[2]	2.60%	2.88%	7.85%	8.27%

Ratios to Average Net Assets:

Expenses	0.35%[3]	0.35%	0.32%	0.00%

Net investment income	6.91%[3]	6.45%	6.31%	6.47%

Expense waiver/reimbursement[4]	0.70%[3]	0.91%	1.95%	8.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,499	$66,820	$30,219	$7,589

Portfolio turnover	12%	53%	64%	109%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,
	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.33	0.60	0.67	0.63
Net realized and unrealized gain (loss) on investments	(0.09)	(0.35)	0.12	0.15

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.25	0.79	0.78

Less Distributions:
Distributions from net investment income	(0.33)	(0.60)	(0.67)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.33)	(0.60)	(0.69)	(0.65)

Net Asset Value, End of Period	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[2]	2.44%	2.57%	7.53%	8.10%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.62%	0.29%

Net investment income	6.61%[3]	6.09%	6.03%	6.31%

Expense waiver/reimbursement[4]	0.65%[3]	0.86%	1.94%	14.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,718	$8,749	$11,905	$2,724

Portfolio turnover	12%	53%	64%	109%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computerized on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At September 30 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $3,491, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

Additionally, net capital losses of $569,868 attributable to security transactions incurred after October 31, 1998 are treated as arising on October 1, 1999, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates	2/4/1998	$168,566

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,205,084	$21,595,947	5,262,382	$52,646,943
Shares issued to shareholders in payment of distributions declared	35,309	345,842	40,839	408,205
Shares redeemed	(1,185,784)	(11,601,440)	(1,494,996)	(14,918,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,054,609	$10,340,349	3,808,225	$38,136,179

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	183,934	$1,801,073	933,821	$9,360,398
Shares issued to shareholders in payment of distributions declared	11,191	109,562	26,571	266,441
Shares redeemed	(189,740)	(1,861,025)	(1,238,993)	(12,418,873)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,385	$49,610	(278,601)	$(2,792,034)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,059,994	$10,389,959	3,529,624	$35,344,145

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended March 31, 2000, were as follows:

Purchases	$14,179,465

Sales	$8,659,588

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Limited Duration Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MARCH 31, 2000

Federated
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309

G01998-06 (5/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to shareholders for Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1999 through March 31, 2000 and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of mortgage backed securities produced a total return of 2.46%1 for Institutional Shares and 2.31%1 for Institutional Service Shares. Dividends paid by the fund during this reporting period totaled $0.33 per share for Institutional Shares and $0.31 per share for Institutional Service Shares. Both share classes also paid a capital gain of $0.01 per share. The fund's total net assets reached $17.2 million on the last day of the reporting period.

Thank you for pursuing total return through this fund's diversified, professionally managed portfolio of mortgage securities. As always, we welcome your questions and comments.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
May 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Mortgage Fund provides shareholders with a professionally managed portfolio of mortgage backed securities. The fund will invest at least 65% of its total assets in U.S. Government and non-U.S. Government mortgage backed securities.

During the semi-annual reporting period, the U.S. Treasury market saw yields in the 2- to 5-year area increase on average by 70 basis points. Yields on 10-year Treasuries rose by 14 basis points while the yield on the 30-year U.S. Treasury declined by 22 basis points. This movement in yields caused the yield curve to invert. The yield curve inversion has occurred as the Federal Reserve Board (the "Fed") increased the federal funds target rate and the Treasury announced its intention to retire up to $30 billion in outstanding Treasury debt by the end of the year. This announcement caused the demand for Treasury notes and bonds to surge because they were the prime targets of the buyback program. The current buyback program is an outgrowth of a growing budget surplus that the Congressional Budget Office expects to reach $1.9 trillion in 2010. New Treasuries will still be issued at the same time, but in smaller numbers. The continuation of the yield curve inversion depends on supply factors and on inflation expectations. The Fed has made it clear that it intends to slow the economy to a level that is compatible with non-inflationary growth. Moreover, it appears that central banks globally are joining the same march to stay ahead of the inflation curve by preemptively tightening.

Investors in the mortgage market also had a tumultuous experience. The first half of the reporting period saw mortgage backed securities outperform equivalent duration adjusted Treasuries. A favorable environment was created as rising interest rates put a damper on supply. However, this environment proved to be short lived as the second half of the reporting period saw spread assets of all types widen to crisis levels. The widening in spreads occurred when a U.S. Treasury proposal was announced to make several changes to the relationship between the U.S. Government and the housing Government Sponsored Entities (GSEs). The mortgage market is currently dominated by two GSEs, Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). They were originally established under a U.S. Government charter to increase the availability of mortgage credit for residential housing. Their primary mission is to develop and maintain an active market in conventional residential mortgages. They accomplish this by purchasing residential mortgages from individual financial institutional lenders and grouping them into pools for sale into the marketplace.

The changes suggested by the U.S. Treasury involve repealing the GSEs discretionary lines of credit with the U.S. Government and requiring the agencies to be reviewed annually by one of the major rating agencies. The credit lines are now purely symbolic. They were established in 1957 when the GSEs were merely a fraction of their current size. The severing of these ties would have little practical importance if a true crisis developed. GSEs are not rated in the same manner as other corporate bonds although they received a AAA rating assessment from Moody's. Any material change in the linkage between the government and the GSEs would cause the rating agencies to reassess their ratings, as is their usual practice. The initial reaction of the fixed income markets to the Treasury's proposal drove spreads wider as investors tried to ascertain what this meant for the agencies and their issuance of securities.

Attempts in the early 1990s to limit the U.S. Government implicit guarantee to the GSEs failed. In addition, since it is believed that the GSEs help decrease the cost of housing across the nation, it is difficult for Congress to argue for any bill that will increase the housing costs to a large number of their constituents. While political rumblings are likely to continue into the summer when Congressional hearings regarding the GSEs status are to be held, agency mortgages continue to trade at historically wide levels. Prepayment risk continues to be very low and declining net issuance should help mortgage spreads to tighten.

Current portfolio strategy targets an effective duration of 4.35 years, which is neutral to the Lehman Brothers Mortgage Backed Securities Index.1 Throughout the reporting period, the fund selectively added to agency and non-agency structured mortgage product. The combination of attractive option adjusted spread and better convexity highlights better long-term value compared to typical agency pass-throughs. As of March 31, 2000, the fund recorded net assets of $17.2 million with an average 30-day net yield as calculated under SEC guidelines of 6.99%2 for Institutional Shares and 6.69%2 for Institutional Service Shares based upon a net asset value of $9.67. The fund's total return for the semi-annual reporting period ended March 31, 2000, was 2.46% for the Institutional Shares and 2.31% for the Institutional Service Shares.2 This compares to 1.77% for the Lehman Brothers Mortgage Backed Securities Index.

1 The Lehman Brothers Mortgage Backed Securities Index is an unmanaged index composed of all fixed income securities issued by GNMA, FNMA and FHLMC, including GNMA graduated payment mortgages. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments

MARCH 31, 2000 (UNAUDITED)

Principal Amount			Value
		ASSET-BACKED SECURITIES--5.6%
		Home Equity Loans--5.6%
$15,491		Green Tree Home Equity Loan Trust 99, Class B2A, 7.440%, 2/15/2029	$15,513
200,000		Mellon Bank Home Equity Installment Loan 98-1, 6.950%, 3/25/2015	186,794
12,498,115		New Century Home Equity Loan Trust 99, Class C3, (Interest Only), 1.935%, 6/25/2002	474,528
5,227,737		Salomon Brothers Mortgage Sec. VII-4, (Interest Only), 2.547%, 04/15/2028	280,991

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $993,666)	957,826

		LONG-TERM OBLIGATIONS--96.0%
		Federal Home Loan Mortgage Corporation18.6%
1,772,693		6.500%, 9/1/2028	1,665,782
536,422		7.000%, 6/1/2028	516,639
1,032,147		7.500%, 2/1/2027	1,016,985

		TOTAL	3,199,406

		Federal Home Loan Mortgage Corporation-Debenture--5.3%
1,000,000		5.750%, 3/15/2009	905,460

		Federal Home Loan Mortgage Corporation REMIC--7.9%
1,175,820		Series 197, (Principal Only), 4/1/2028	701,817
2,555,701		Series 2139, (Interest Only), 6.500%, 10/15/2026	654,098

		TOTAL	1,355,915

		Federal National Mortgage Association--30.6%
1,969,521		6.000%, 6/1/2014 - 7/1/2029	1,803,603
1,146,008		6.500%, 10/1/2029	1,074,382
1,935,708	[1]	7.000%, 4/1/2029 -- 7/1/2029	1,862,339
100,000		7.500%, 2/1/2030	98,281
423,389		8.000%, 12/1/2026	424,845

		TOTAL	5,263,450

Principal Amount			Value
		LONG-TERM OBLIGATIONS--continued
		Federal National Mortgage Association REMIC--3.7%
$426,625		FNGT, Series 99-T2-A1, 7.500%, 1/19/2039	$423,425
327,090		Series 284-1, (Principal Only), 7/1/2027	222,931

		TOTAL	646,356

		Government National Mortgage Association--24.7%
1,791,316		6.500%, 5/15/2024 - 4/15/2029	1,700,895
2,166,520		7.000%, 9/15/2028 - 6/15/2029	2,100,182
463,954		7.500%, 7/15/2029	460,039

		TOTAL	4,261,116

		Mutual Fund--5.2%
92,000		Income Opportunities Fund 2000, Inc.	897,000

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $16,929,187)	16,528,703

		REPURCHASE AGREEMENT--0.9%[2]
150,000		ABN AMRO, Inc., 6.180%, dated 3/31/2000, due 4/3/2000 (at amortized cost)	150,000

		TOTAL INVESTMENTS (IDENTIFIED COST $18,072,853)[3]	$17,636,529

1 Indicates securities subject to dollar roll transactions.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $18,072,853. The net unrealized depreciation of investments on a federal tax basis amounts to $436,324 which is comprised of $161,203 appreciation and $597,527 depreciation at March 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($17,209,308) at March 31, 2000.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $18,072,853)		$17,636,529
Cash		1,471
Income receivable		83,253
Receivable for investments sold		26,562
Prepaid expenses		49,494

TOTAL ASSETS		17,797,309

Liabilities:
Income distribution payable	$98,166
Payable for dollar roll transactions	479,396
Accrued expenses	10,439

TOTAL LIABILITIES		588,001

Net assets for 1,779,754 shares outstanding		$17,209,308

Net Assets Consist of:
Paid in capital		$17,660,752
Net unrealized depreciation of investments		(436,324)
Accumulated net realized loss on investments		(33,330)
Undistributed net investment income		18,210

TOTAL NET ASSETS		17,209,308

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$16,640,186 ÷ 1,720,897 shares outstanding		$9.67

Institutional Service Shares:
$569,122 ÷ 58,857 shares outstanding		$9.67

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$16,576
Interest (net of dollar roll expense of $18,302)			621,704

TOTAL INCOME			638,280

Expenses:
Investment adviser fee		$35,056
Administrative personnel and services fee		66,884
Custodian fees		2,081
Transfer and dividend disbursing agent fees and expenses		19,980
Directors'/Trustees' fees		1,217
Auditing fees		4,754
Legal fees		797
Portfolio accounting fees		23,255
Distribution services fee--Institutional Service Shares		765
Shareholder services fee--Institutional Shares		21,145
Shareholder services fee--Institutional Service Shares		765
Share registration costs		10,608
Printing and postage		8,323
Insurance premiums		556
Taxes		657
Miscellaneous		736

TOTAL EXPENSES		197,579

Waivers and Reimbursements:
Waiver of investment adviser fee	$(35,056)
Waiver of distribution services fee--Institutional Service Shares	(612)
Waiver of shareholder services fee--Institutional Shares	(21,145)
Reimbursement of other operating expenses	(113,555)

TOTAL WAIVERS AND REIMBURSEMENTS		(170,368)

Net expenses			27,211

Net investment income			611,069

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,066
Net change in unrealized depreciation of investments			(196,826)

Net realized and unrealized loss on investments			(191,760)

Change in net assets resulting from operations			$419,309

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) March 31, 2000	Year Ended September 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$611,069	$685,841
Net realized gain (loss) on investments ($5,066 and $440, respectively, as computed for federal tax purposes)	5,066	(9,453)
Net change in unrealized appreciation (depreciation) of investments	(196,826)	(394,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	419,309	282,387

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(573,042)	(669,956)
Institutional Service Shares	(19,817)	(10,121)
Distributions from net realized gains on investments
Institutional Shares	(14,674)	--
Institutional Service Shares	(557)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(608,090)	(680,077)

Share Transactions:
Proceeds from sale of shares	2,549,776	11,435,668
Proceeds from shares issued in connection with the tax-free transfer of assets from Common Trust Fund	--	3,204,570
Net asset value of shares issued to shareholders in payment of distributions declared	56,715	96,174
Cost of shares redeemed	(2,786,480)	(1,999,893)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(179,989)	12,736,519

Change in net assets	(368,770)	12,338,829

Net Assets:
Beginning of period	17,578,078	5,239,249

End of period	$17,209,308	$17,578,078

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,
	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.34	0.67	0.95	0.25
Net realized and unrealized gain (loss) on investments	(0.10)	(0.35)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.32	0.80	0.51

Less Distributions:
Distributions from net investment income	(0.33)	(0.66)	(0.95)	(0.25)
Distributions from net realized gain on investments	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.34)	(0.66)	(0.95)	(0.25)

Net Asset Value, End of Period	$ 9.67	$ 9.77	$10.11	$10.26

Total Return[3]	2.46%	3.20%	8.25%	5.12%

Ratios to Average Net Assets:

Expenses	0.30%[4]	0.30%	0.26%	0.00%[4]

Net investment income	6.98%[4]	6.63%	9.42%	7.37%[4]

Expense waiver/reimbursement[5]	1.95%[4]	3.65%	7.22%	12.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,640	$17,049	$5,224	$5,145

Portfolio turnover	34%	150%	147%	9%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,
	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.32	0.66	0.92	0.24
Net realized and unrealized gain (loss) on Investments	(0.10)	(0.37)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.29	0.77	0.50

Less Distributions:
Distributions from net investment income	(0.31)	(0.63)	(0.92)	(0.24)
Distributions from net realized gain on investments	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.32)	(0.63)	(0.92)	(0.24)

Net Asset Value, End of Period	$ 9.67	$ 9.77	$10.11	$10.26

Total Return[3]	2.31%	2.89%	7.93%	5.07%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.48%	0.00%[4]

Net investment income	6.69%[4]	6.38%	6.62%	7.76%[4]

Expense waiver/reimbursement[5]	1.90%[4]	3.60%	8.52%	14.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$569	$529	$15	$5

Portfolio turnover	34%	150%	147%	9%

1 For the year ended September 30, 1999, the fund was audited by Deloittle & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Fund Shares Issued	$325,337

Common Trust Fund Net Assets Received	$3,204,570

Unrealized Appreciation[1]	$84,429

1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At September 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $13,272, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

Additionally, net capital losses of $9,484 attributable to security transactions incurred after October 31, 1998 are treated as arising on October 1, 1999, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At March 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000

Institutional Service Shares	1,000,000

TOTAL	2,000,000

Transactions in capital stock were as follows:

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	239,495	$2,316,447	1,087,338	$10,771,969
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	--	325,337	3,204,570
Shares issued to shareholders in payment of distributions declared	4,491	43,533	8,852	87,946
Shares redeemed	(268,109)	(2,586,800)	(193,428)	(1,929,683)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,123)	$(226,820)	1,228,099	$12,134,802

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,126	$233,329	58,881	$579,270
Shares issued to shareholders in payment of distributions declared	1,362	13,182	841	8,228
Shares redeemed	(20,741)	(199,680)	(7,138)	(70,210)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,747	$46,831	52,584	$517,288

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(19,376)	$(179,989)	1,280,683	$12,652,090

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended March 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,388,735 and $1,353,206, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended March 31, 2000, were as follows:

Purchases	$6,520,479

Sales	$6,046,353

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Mortgage Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2000

Federated
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to shareholders for Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1999 through March 31, 2000 and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of high-quality, investment grade bonds produced a total return of 2.38%1 for Institutional Shares and 2.23%1 for Institutional Service Shares. Dividends and capital gains paid by the fund during this reporting period totaled $0.34 per share and $0.01 per share, respectively, for Institutional Shares and $0.32 per share and $0.01 per share, respectively, for Institutional Service Shares. Net asset value for both share classes declined by $0.11 to end the reporting period at $10.07. The fund's net assets totaled $223 million on the last day of the reporting period.

We appreciate your participation in the total return opportunities of Federated Total Return Bond Fund. As always, we welcome your questions and comments.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
May 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The fixed income markets experienced significant volatility over the six-month reporting period ended March 31, 2000. The initial three month period (fourth quarter of 1999) was largely negative for most high quality bond investments, in that interest rates rose across the entire maturity spectrum. The domestic economy accelerated as 1999 drew to a close, with much of new investor activity focused on the equity markets. In a strengthening economic environment, treasury yields increased most dramatically for shorter maturities (i.e., inside two years), but rates rose for all maturities. As two points of reference, the 1-year and 30-year treasury yield increased by 78 basis points and 43 basis points, respectively, over the initial three months of the reporting period.

The final three months of the reporting period (first quarter of 2000) saw the treasury yield curve fully invert (short maturity securities with higher yields than long maturity securities), with short maturity securities continuing to rise in yield while intermediate to long maturity yields fell. By March 31, 2000, the 2-year treasury yield (6.48%) was 64 basis points higher than the 30-year treasury yield (5.84%). Historically, an inverted yield curve signals an oncoming economic slowdown or recession. While there were some indications that the Federal Reserve Board's ( the "Fed") interest rate hikes in the latter half of 1999 would tend to slow economic activity in the year 2000, the U.S. Treasury also played a major role in the decline of long maturity yields. During the first quarter of 2000, the U.S. Treasury announced and acted on their intention to repurchase long maturity, high coupon treasury securities out of the marketplace, thus using part of the Federal surplus to reduce outstanding government debt. This action had the effect of providing a large and active buyer for U.S. Treasuries and served to reduce the yield (i.e., increase the price) for long maturity treasury securities. Taken as a whole, the six-month reporting period demonstrated higher interest rates for all but the very long end of the U.S. Treasury market.

From the perspective of relative fixed income sector performance, pure U.S. Treasuries were the best performers outdistancing all other high quality bond sectors. The U.S. Treasury debt buyback, along with investor nervousness brought about by continued Fed interest rate hikes, created a "flight to quality" in the bond market. As a result, most high quality "spread products" (mortgages, corporates, U.S. agencies) underperformed comparable maturity treasuries.

Federated Total Return Bond Fund was positioned neutral to slightly short of its benchmark duration target during the initial three months of the reporting period and neutral to slightly long in its duration target during the latter three months. Early in January 2000, Federated Investors, as a firm, revised its overall duration target to a more positive (i.e., longer) centering point. From a sector exposure perspective, the fund gradually reduced its allocation to "spread" sectors, but continued to maintain a "spread" product overweight versus its benchmark index, the Lehman Brothers Aggregate Bond Index. Thus, the duration positioning provided a positive relative benefit while the "spread" overweight slightly detracted from relative fund performance. For the six-month reporting period, the fund generated a 2.38%1 total return for Institutional Shares and 2.23%1 for Institutional Service Shares relative to a 2.08% return for the Lehman Brothers Aggregate Bond Index.2

1 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in the index.

Portfolio of Investments

MARCH 31, 2000 (UNAUDITED)

Principal Amount			Value
		CORPORATE BONDS--29.8%
		Automotive--0.1%
$255,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	$226,165

		Banking--2.1%
400,000		Bankers Trust Corp., Sub. Note, 8.25%, 5/1/2005	411,216
260,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	242,107
550,000		GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002	538,334
1,000,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	1,023,740
2,250,000	[1,2]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	2,261,401
300,000		Summit Bancorp, Bond, 8.40%, 3/15/2027	289,530

		TOTAL	4,766,328

		Beverage & Tobacco--0.7%
275,000		Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	268,389
1,250,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,228,275

		TOTAL	1,496,664

		Cable Television--0.6%
1,180,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,306,708

		Consumer Products--0.7%
1,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	1,006,390
500,000		Hershey Foods Corp., Note, 6.95%, 8/15/2012	482,530

		TOTAL	1,488,920

		Ecological Services & Equipment--0.6%
750,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	720,960
300,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	271,146
500,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	455,975

		TOTAL	1,448,081

		Education--1.4%
1,800,000		Boston University, Medium Term Note, 7.625%, 7/15/2097	1,639,026
1,000,000		Columbia University, Medium Term Note, 8.62%, 2/21/2001	1,015,080
525,000		Harvard University, Revenue Bonds, 8.125%, 4/15/2007	552,017

		TOTAL	3,206,123

		Electronics--0.3%
600,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	581,538

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--0.2%
$500,000		Ford Motor Credit Corp., Unsub. Bond, 6.875%, 6/5/2001	$497,250

		Financial Intermediaries--1.7%
1,225,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,162,831
1,000,000	[1,2]	Fidelity Investments, Bond, 7.57%, 6/15/2029	953,880
750,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	736,425
275,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	273,911
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	258,700
300,000		Salomon, Inc., Sr. Note, 7.75%, 5/15/2000	300,741

		TOTAL	3,686,488

		Financial Services--0.6%
250,000		Associates Corp. of North America, Sr. Note, 9.125%, 4/1/2000	250,107
500,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	306,565
400,000		FINOVA Capital Corp., Note, 7.40%, 6/1/2007	379,732
500,000		General Electric Capital Corp., Medium Term Note, 6.65%, 9/3/2002	495,960

		TOTAL	1,432,364

		Food & Drug Retailers--0.8%
1,700,000		Kroger Co., Inc., Sr. Note, 7.25%, 6/1/2009	1,621,681
150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	145,916

		TOTAL	1,767,597

		Forest Products--1.6%
300,000		Container Corp. of America, Sr. Note, 11.25%, 5/1/2004	304,500
350,000		Donohue Forest Products, Sr. Note, 7.625%, 5/15/2007	349,107
1,300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	1,291,017
1,500,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,575,645

		TOTAL	3,520,269

		Health Care--0.2%
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	460,000

		Insurance--2.6%
250,000		Conseco, Inc., Note, 6.40%, 2/10/2003	233,710
250,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	263,627
400,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	404,272
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	563,208
400,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	392,256
2,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	2,125,240
Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--continued
$400,000		Hartford Life, Inc., Note, 7.10%, 6/15/2007	$390,020
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	360,619
1,000,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	980,700

		TOTAL	5,713,652

		Leisure & Entertainment--1.9%
1,650,000		International Speedway Corp., 7.875%, 10/15/2004	1,624,145
1,500,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	1,480,920
400,000		Viacom, Inc., Sr. Note, 7.50%, 1/15/2002	401,444
800,000		Viacom, Inc., Sr. Sub. Note, 10.25%, 9/15/2001	826,736

		TOTAL	4,333,245

		Machinery & Equipment--1.2%
1,090,000		Caterpillar, Inc., Deb., 9.75%, 6/1/2019	1,142,124
1,500,000		Northwest Airlines Corp., 7.935%, 4/1/2019	1,525,553

		TOTAL	2,667,677

		Metals & Mining--1.3%
450,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	448,672
150,000		Inco Ltd., Note, 9.60%, 6/15/2022	151,873
1,150,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	1,151,035
1,200,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,099,332

		TOTAL	2,850,912

		Oil & Gas--2.1%
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	943,880
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	235,480
1,750,000	[1,2]	Pemex Finance Ltd., Note, 9.03%, 2/15/2011	1,827,298
750,000		Tosco Corp., Note, 8.125%, 2/15/2030	741,900
1,000,000	[1,2]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	995,120

		TOTAL	4,743,678

		Pharmaceutical--0.2%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	370,980

		Printing & Publishing--0.6%
1,013,000		News America Holdings, Inc., Company Guarantee, 10.125%, 10/15/2012	1,108,597
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	291,126

		TOTAL	1,399,723

		Real Estate--0.3%
750,000		Sun Communities, Inc., Medium Term Note, 6.77%, 5/16/2005	700,200

Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--2.4%
$750,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	$764,707
1,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	1,113,480
634,873		K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015	613,465
575,000		May Department Stores Co., Deb., 8.125%, 8/15/2035	573,666
750,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	800,925
300,000		Sears, Roebuck & Co., Medium Term Note, 10.00%, 2/3/2012	338,580
650,000		Shopko Stores, Inc., 8.50%, 3/15/2002	660,257
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	431,728

		TOTAL	5,296,808

		Services--0.2%
500,000		Stewart Enterprises, Inc., Note, 6.40%, 5/1/2003	395,135

		Sovereign Government--0.6%
1,350,000		Quebec, Province of, 11.00%, 6/15/2015	1,412,788

		Supranational--0.2%
500,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	502,060

		Technology Services--1.9%
1,350,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,245,591
2,650,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	2,875,250

		TOTAL	4,120,841

		Telecommunications & Cellular--1.2%
600,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	688,500
1,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	1,130,000
850,000		Qwest Communications International, Inc., Sr. Note, Series B, 7.50%, 11/1/2008	828,750

		TOTAL	2,647,250

		Utilities--1.5%
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	582,468
1,050,000	[1,2]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,035,415
850,000	[1,2]	Israel Electric Corp. Ltd., Note, 8.25%, 10/15/2009	853,125
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	237,310
170,000		Puget Sound Energy, Inc., Medium Term Note, 7.02%, 12/1/2027	155,227
500,000	[1,2]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	401,765

		TOTAL	3,265,310

		TOTAL CORPORATE BONDS (IDENTIFIED COST $68,069,260)	66,304,754

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.9%
		Structured Product--1.7%
$1,000,000	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$873,125
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	1,975,420
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 6.323%, 8/15/2006	546,305
154,909		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	155,130
362,727	[1,2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	344,591

		TOTAL	3,894,571

		Whole Loan--0.2%
417,947	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.7191%, 1/28/2025	350,683

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,418,165)	4,245,254

		GOVERNMENT AGENCIES--3.3%
1,000,000		Federal Home Loan Bank System, 5.785%, 3/17/2003	967,320
3,750,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	3,395,475
175,000		Federal Home Loan Mortgage Corp., 7.90%, 9/19/2001	177,420
390,000		Federal National Mortgage Association, 7.50%, 2/11/2002	393,420
500,000		Federal National Mortgage Association, Deb., 6.75%, 7/30/2007	483,905
350,000		Federal National Mortgage Association, Medium Term Note, 6.71%, 7/24/2001	349,209
675,000		Private Export Funding Corp., 7.30%, 1/31/2002	679,489
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	914,910

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,505,659)	7,361,148

		MUTUAL FUNDS--35.0%
244,187		The High Yield Bond Portfolio	1,995,009
7,989,651		Federated Mortgage Core Portfolio	76,061,480

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $80,285,930)	78,056,489

		PREFERRED STOCKS--0.7%
		Financial Intermediaries--0.4%
21,000		Citigroup, Inc., Cumulative Pfd.	1,008,000

		Telecommunications & Cellular--0.3%
3,800		AT&T Corp., Pfd.	92,863
20,000		AT&T Corp., Pfd., $2.50	510,000

		TOTAL	602,863

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,631,396)	1,610,863

Principal Amount			Value
		U.S. TREASURY--21.4%
		U.S. Treasury Bonds--8.8%
$2,215,000		5.25%, 11/15/2028	$1,983,887
1,343,000		6.00%, 2/15/2026	1,328,106
5,940,000		6.375%, 8/15/2027	6,188,827
3,700,000		8.125%, 5/15/2021	4,544,118
1,210,000		8.75%, 5/15/2017	1,529,029
1,400,000		9.875%, 11/15/2015	1,902,740
1,400,000		11.625%, 11/15/2004	1,686,496
300,000		11.75%, 11/15/2014	413,265

		TOTAL	19,576,468

		U.S. Treasury Notes--12.6%
9,250,000		5.875%, 11/15/2004	9,085,998
900,000		6.00%, 8/15/2009	888,876
5,800,000		6.125%, 8/15/2007	5,746,582
2,875,000		6.25%, 2/15/2003	2,861,056
3,100,000		6.50%, 10/15/2006	3,129,016
5,000,000		6.50%, 2/15/2010	5,175,400
1,250,000		7.875%, 11/15/2004	1,323,363

		TOTAL	28,210,291

		TOTAL U.S. TREASURY (IDENTIFIED COST $48,278,203)	47,786,759

		REPURCHASE AGREEMENT--3.8%[3]
8,440,000		ABN AMRO, Inc., 6.18%, dated 3/31/2000, due 4/3/2000 (at amortized cost)	8,440,000

		TOTAL INVESTMENTS (IDENTIFIED COST $218,628,613)[4]	$213,805,267

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2000, these securities amounted to $12,880,929 which represents 5.8% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $12,530,246 which represents 5.6% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $218,628,613. The net unrealized depreciation of investments on a federal tax basis amounts to $4,823,346 which is comprised of $496,979 appreciation and $5,320,325 depreciation at March 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($222,896,291) at March 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $218,628,613)		$213,805,267
Cash		1,681
Income receivable		2,857,189
Receivable for shares sold		8,338,072

TOTAL ASSETS		225,002,209

Liabilities:
Payable for investments purchased	$998,800
Income distribution payable	1,086,486
Accrued expenses	20,632

TOTAL LIABILITIES		2,105,918

Net assets for 22,133,325 shares outstanding		$222,896,291

Net Assets Consist of:
Paid in capital		$228,541,901
Net unrealized depreciation of investments		(4,823,346)
Accumulated net realized loss on investments		(835,580)
Undistributed net investment income		13,316

TOTAL NET ASSETS		$222,896,291

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$174,003,500 ÷ 17,278,163 shares outstanding		$10.07

Institutional Service Shares:
$48,892,791 ÷ 4,855,162 shares outstanding		$10.07

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$2,238,850
Interest			3,908,682

TOTAL INCOME			6,147,532

Expenses:
Investment adviser fee		$348,197
Administrative personnel and services fee		65,731
Custodian fees		7,130
Transfer and dividend disbursing agent fees and expenses		15,752
Directors'/Trustees' fees		1,567
Auditing fees		4,655
Legal fees		958
Portfolio accounting fees		30,508
Distribution services fee--Institutional Service Shares		26,643
Shareholder services fee--Institutional Shares		190,980
Shareholder services fee--Institutional Service Shares		26,643
Share registration costs		21,485
Printing and postage		9,991
Insurance premiums		609
Taxes		2,279
Miscellaneous		4,966

TOTAL EXPENSES		758,094

Waivers:
Waiver of investment adviser fee	$(209,156)
Waiver of distribution services fee--Institutional Service Shares	(21,314)
Waiver of shareholder services fee--Institutional Shares	(190,980)

TOTAL WAIVERS		(421,450)

Net expenses			336,644

Net investment income			5,810,888

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(807,339)
Net change in unrealized depreciation of investments			(417,470)

Net realized and unrealized loss on investments			(1,224,809)

Change in net assets resulting from operations			$4,586,079

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) March 31, 2000	Year Ended September 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,810,888	$8,357,398
Net realized gain (loss) on investments ($(807,339) and $142,809, respectively, as computed for federal tax purposes)	(807,339)	115,242
Net change in unrealized depreciation	(417,470)	(9,393,410)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,586,079	(920,770)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,152,903)	(7,367,196)
Institutional Service Shares	(692,343)	(940,617)
Distributions from net realized gain on investments
Institutional Shares	(118,283)	(203,445)
Institutional Service Shares	(13,272)	(25,544)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,976,801)	(8,536,802)

Share Transactions:
Proceeds from sale of shares	114,017,524	159,738,857
Net asset value of shares issued to shareholders in payment of distributions declared	1,447,035	2,573,271
Cost of shares redeemed	(57,980,953)	(97,972,705)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,483,606	64,339,423

Change in net assets	56,092,884	54,881,851

Net Assets:
Beginning of period	166,803,407	111,921,556

End of period (including undistributed net investment income of $13,316 and $47,674, respectively)	$222,896,291	$166,803,407

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,
	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.18	$10.90	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.34	0.63	0.64	0.72
Net realized and unrealized gain (loss) on investments	(0.10)	(0.70)	0.58	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.24	(0.07)	1.22	1.04

Less Distributions:
Distributions from net investment income	(0.34)	(0.63)	(0.64)	(0.72)
Distributions from net realized gain on investments	(0.01)	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.35)	(0.65)	(0.64)	(0.72)

Net Asset Value, End of Period	$10.07	$10.18	$10.90	$10.32

Total Return[2]	2.38%	(0.63%)	12.21%	10.52%

Ratios to Average Net Assets:

Expenses	0.35%[3]	0.35%	0.32%	0.01%

Net investment income	6.70%[3]	6.10%	6.03%	7.15%

Expense waiver/reimbursement[4]	0.49%[3]	0.62%	1.09%	4.39%

Supplemental Data:

Net assets, end of period (000 omitted)	$174,004	$145,428	$98,496	$16,700

Portfolio turnover	33%	97%	75%	101%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,
	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.18	$10.90	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.32	0.60	0.61	0.69
Net realized and unrealized gain (loss) on investments	(0.10)	(0.70)	0.58	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.22	(0.10)	1.19	1.01

Less Distributions:
Distributions from net investment income	(0.32)	(0.60)	(0.61)	(0.69)
Distributions from net realized gain on investments	(0.01)	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.33)	(0.62)	(0.61)	(0.69)

Net Asset Value, End of Period	$10.07	$10.18	$10.90	$10.32

Total Return[2]	2.23%	(0.93%)	11.87%	10.22%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.63%	0.31%

Net investment income	6.47%[3]	5.80%	5.70%	6.71%

Expense waiver/reimbursement[4]	0.44%[3]	0.57%	1.03%	4.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,893	$21,376	$13,425	$2,289

Portfolio turnover	33%	97%	75%	101%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements. Additional information regarding High Yield Bond Portfolio and Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust	2/4/1998	$354,675

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,647,850	$76,661,549	12,649,367	$132,633,835
Shares issued to shareholders in payment of distributions declared	107,308	1,077,611	174,918	1,826,335
Shares redeemed	(4,757,308)	(47,815,272)	(7,577,001)	(79,157,964)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,997,850	$29,923,888	5,247,284	$55,302,206

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,731,676	$37,355,975	2,597,077	$27,105,022
Shares issued to shareholders in payment of distributions declared	36,810	369,424	71,343	746,936
Shares redeemed	(1,012,447)	(10,165,681)	(1,800,528)	(18,814,741)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,756,039	$27,559,718	867,892	$9,037,217

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,753,889	$57,483,606	6,115,176	$64,339,423

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $39,792,659 and $16,500,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended March 31, 2000, were as follows:

Purchases	$100,847,470

Sales	$56,753,908

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Total Return Bond Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2000

Federated
Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

G01664-01 (5/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to shareholders for Federated Ultrashort Bond Fund, a portfolio of Federated Total Return Series, Inc., which covers the six-month reporting period from October 1, 1999 through March 31, 2000. The report includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

This fund pursues a competitive level of current income, with a low level of principal volatility, through a diversified portfolio of debt obligations with a weighted average effective duration of less than one year.

As a result, the fund can pursue higher yields than money market funds generally offer, with the potential for modest principal fluctuation in exchange for modest credit risk.

During the reporting period, the fund's Institutional Service Shares produced a total return of 2.48%.1 Dividends paid by the fund's Institutional Service Shares during this reporting period totaled $0.06 per share, while capital gains totaled $0.005 per share. The net asset value of Institutional Service Shares began the reporting period at $1.98 and ended the period at $1.96. This report also contains information about Institutional Shares, a new share class that began operation on February 22, 2000.1 The fund's total net assets reached $218 million on the last day of the reporting period.

Thank you for participating in the conservative income opportunities of Federated Ultrashort Bond Fund. As always, we welcome your questions and comments.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
May 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the period from February 22, 2000 (date of initial public offering) to March 31, 2000, the fund's Institutional Shares produced a total return of 0.74%.

Investment Review

Federated Ultrashort Bond Fund represents an average investment grade quality fixed income portfolio having an effective duration not to exceed one year. Investments are concentrated in corporate, asset backed and mortgage backed debt securities. The fund may also allocate a combined 25% of assets in either or both of the high yield corporate and international bond sectors.1

The reporting period was characterized by uncertainty if nothing else. The "Y2K malaise" which had caused credit markets to do poorly beginning in the first half of calendar 1999, had pretty much run its course by the middle of October. As investors slowly began to realize there would be no great dislocation attributable to Y2K, credit markets actually began to rally. Investors who had stayed on the sidelines tried to invest without success since issuers had already completed their funding requirements through year-end. Credit spreads tightened versus U.S. Treasury Securities, and this phenomenon lasted until approximately mid-February 2000. At that point however, spreads once again began to widen. A combination of equity market volatility, Treasury buybacks and investors uncertain as to how to deal with an economy in uncharted growth waters, seemed to be the culprit. This is the current environment as the fund moves into the middle of the year 2000.

From the standpoint of investor outcome, the fund handled the market's gyrations reasonably well. The fund's Institutional Service Shares returned 2.48%2 for the six-month reporting period ended March 31, 2000, compared to 2.59% for the Lipper Ultrashort Debt category3 and 1.95% on the Merrill Lynch 1-Year U.S. Treasury Bill Index4 over the same period. The fund's slightly weaker performance relative to its peer group can be attributed to a longer average duration during a period where the yield on the one-year Treasury security increased by over a full percent percentage point (from 5.22% on September 30, 1999, to 6.28% at March 31, 2000).

1 Special risks are associated with investments in high yield and international securities.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's Institutional Shares total return for the period from February 22, 2000 (date of initial public offering) to March 31, 2000 was 0.74%.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

4 The Merrill Lynch 1-Year U.S. Treasury Bill Index is an unmanaged index tracking one-year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc. Investments cannot be made in an index.

One of the biggest positive contributors to performance was the improvement of the subordinate asset backed securities market, a sector which had lagged substantially for the better part of the prior two years. The fund's performance is also encouraging in light of the poor performance of the corporate bond market in the latter stages of the reporting period under review.

The fund's current posture would be considered neutral to slightly negative with regard to interest rate risk exposure, and neutral with regard to credit exposure. The combination of AAA-rated securities and the fund's cash position comprised over 57% of total assets at March 31, 2000, with under 7% of the fund invested in non-investment grade assets. Since fund management believes that the Federal Reserve Board will maintain a fairly aggressive bias toward higher Federal Funds rate targets, management feels it is better to maintain a more conservative posture with regard to duration. With regard to sector allocation, asset backed securities continue to receive the largest amount of fund exposure, followed by corporates. Mortgage backed securities are being de-emphasized in favor of like-duration asset backed securities, which are perceived to have better convexity characteristics. Mortgage backed securities currently account for less than 20% of fund exposure.

Portfolio of Investments

MARCH 31, 2000 (UNAUDITED)

Principal Amount			Value
		ASSET-BACKED SECURITIES--51.9%
		Automobile--14.4%
$817,594		AFG Receivables Trust 1996-D, Class A, 6.10%, 10/15/2001	$815,280
1,000,000		Ford Credit Auto Loan Master Trust 1995-1 A, Class A, 6.50%, 8/15/2002	999,580
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1998-2, Class A2, 5.87%, 4/15/2004	1,978,860
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	1,941,060
150,132		Household Auto Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	147,974
5,000,000		Household Auto Revolving Trust I 1999-1, Class A3, 6.33%, 6/17/2003	4,953,600
3,500,000		MMCA Auto Trust 1999-2, Class A2, 6.80%, 8/15/2003	3,488,853
5,000,000		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	4,996,900
3,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	2,975,655
3,200,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	3,191,360
6,000,000		WFS Financial 1999-C Owner Trust, Class A2, 6.92%, 1/20/2004	5,975,040

		TOTAL	31,464,162

		Credit Card--10.4%
1,200,000		Circuit City Credit Card Master Trust 1995-1, Class A, 6.38%, 8/15/2005	1,197,360
3,000,000	[1]	Circuit City Credit Card Master Trust 2000-1, Class CTFS, 7.08%, 2/15/2006	3,002,580
5,000,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	4,952,800
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	1,982,800
4,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	3,939,840
2,750,000	[1]	MBNA Master Credit Card Trust 1999-K, Class C, 6.95%, 3/15/2005	2,753,438
5,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	4,940,900

		TOTAL	22,769,718

		Home Equity Loan--15.6%
750,000	[1]	125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	635,976
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	493,356
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.88% 6/25/2028	991,370
1,000,000		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	982,265
246,985		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	247,101
1,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	992,031
250,000		ContiMortgage Home Equity Loan Trust 1997-5, Class B, 7.62%, 1/15/2029	214,141
5,000,000		ContiMortgage Home Equity Loan Trust 1999-3, Class A2, 6.77%, 1/25/2018	4,893,750
300,000		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	299,538
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	$1,097,586
907,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	899,671
500,000		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	488,840
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	968,560
235,661		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	231,065
220,000		Green Tree Home Improvement Loan Trust 1997-E, Class HEA, 6.61%, 1/15/2029	218,604
262,120		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	253,027
2,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	1,867,940
2,278,511	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	2,164,585
315,481		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	302,270
2,518,645	[1]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	2,495,032
3,000,000		Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.38%, 5/25/2029	3,000,000
2,500,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.38%, 4/25/2029	2,500,000
3,000,000		Salomon Brothers Mortgage Sec. VII 1999-NC3, Class M3, 9.23%, 7/25/2029	3,000,000
1,900,000	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,681,975
800,000		Saxon Asset Securities Trust 1999-1, Class BV1, 8.88%, 2/25/2029	806,496
1,452,667		Saxon Asset Securities Trust 1999-2, Class BV1, 8.31%, 9/25/2001	1,449,297
35,000		The Money Store Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	35,047
21,234		The Money Store Home Equity Trust 1995-C, Class A3, 6.55%, 9/15/2021	21,150
70,000		The Money Store Home Equity Trust 1997-D, Class AV2, 6.49%, 10/15/2026	69,651
184,252		The Money Store Home Equity Trust 1998-B, Class AF4, 6.12%, 6/15/2021	177,402
500,000		UCFC Home Equity Loan Trust 1997-C, Class A5, 6.88%, 9/15/2022	490,165

		TOTAL	33,967,891

		Manufactured Housing--6.5%
2,539,384		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	2,544,133
1,070,162		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	1,051,156
148,281		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	149,416
500,000		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	518,315
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	249,655
769,074		Green Tree Financial Corp. 1996-10, Class A4, 6.42%, 11/15/2028	765,113
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	467,755
450,000		Green Tree Financial Corp. 1997-4, Class A4, 6.65%, 2/15/2029	447,552
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	1,350,435
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--continued
$460,953		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	$456,297
4,000,000		Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	3,667,500
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,985,000
42,570		Vanderbilt Mortgage Finance 1995-B, Class A3, 6.68%, 5/7/2006	42,525
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 8.54%, 6/7/2016	492,050

		TOTAL	14,186,902

		Other--5.0%
5,000,000		Copelco Capital Funding LLC 1999-B, Class A3, 6.61%, 12/18/2002	4,975,125
1,089,737		Fleetwood Credit Corp. Grantor Trust 1993-A, Class A, 6.00%, 1/15/2008	1,062,576
443,111		Fleetwood Credit Corp. Grantor Trust 1993-B, Class A, 4.95%, 8/15/2008	428,340
295,430		Green Tree Recreational Equipment & Consumer Trust Series 1996-A, Class B, 5.95%, 2/15/2018	277,427
81,122		Green Tree Recreational Equipment & Consumer Trust Series 1997-B, Class A1, 6.55%, 7/15/2028	79,462
1,530,313		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	1,528,951
1,269,913		Newcourt Equipment Trust Securities 1998-2, Class D, 7.21%, 9/15/2007	1,250,553
1,287,315		Newcourt Receivables Asset Trust 1997-1, Class A4, 6.193%, 5/20/2005	1,277,718

		TOTAL	10,880,152

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $120,533,541)	113,268,825

		COLLATERALIZED MORTGAGE OBLIGATIONS--17.9%
		Whole Loan--17.9%
759,416	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	714,326
478,814	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII-1, 6.88%, 5/25/2029	465,496
624,295		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	619,993
269,389		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	253,478
3,397,876	[1]	C-BASS ABS, LLC Series 1999-3, Class B1, 5.38%, 2/3/2029	2,692,817
1,616,673		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	1,542,330
2,416,730		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	2,391,270
67,998		GE Capital Mortgage Services, Inc. 1998-11, Class 1A13, 6.75%, 6/25/2028	67,269
894,235		Greenwich Capital Acceptance 1994-C, Class B1, 6.69%, 1/25/2025	887,914
2,200,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,064,119
100,000	[1]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.5947%, 10/25/2028	74,500
722,281		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	685,047
4,437,394		PNC Mortgage Securities Corp. 1999-5, Class 2A1, 6.75%, 7/25/2029	4,221,781
517,448		Resecuritization Mortgage Trust 1998-A, Class B3, 7.85%, 10/26/2023	440,477
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$1,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	$970,937
211,731		Residential Accredit Loans, Inc. 1998-QS14, Class A1, 6.75%, 10/25/2028	208,890
3,935,767		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	3,683,366
5,703,387		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	5,429,967
359,251		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	354,836
481,210		Residential Asset Securitization Trust 1998-A5, Class A1, 6.75%, 6/25/2028	468,465
659,878		Residential Asset Securitization Trust 1998-A6, Class IA7, 6.75%, 7/25/2028	645,806
1,299,840		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,256,282
1,212,692		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	1,214,038
1,500,000		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	1,449,315
483,192		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	478,775
6,219,177		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	5,873,464

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $40,988,917)	39,154,958

		CORPORATE BONDS--15.7%
		Finance - Automotive--0.9%
2,000,000		Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,026,380

		Finance - Retail--4.2%
3,000,000		Banco Latinoamericano SA, Note, 7.20%, 5/15/2002	2,973,783
4,200,000		Corp Andina De Fomento, Bond, 7.38%, 7/21/2000	4,205,628
2,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	1,965,280

		TOTAL	9,144,691

		Financial Intermediaries--0.9%
1,000,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.38%, 3/15/2001	990,480
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	985,680

		TOTAL	1,976,160

		Insurance--0.5%
1,000,000		Conseco, Inc., Sr. Note, 7.88%, 12/15/2000	996,890

		Technology Services--1.3%
2,625,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	2,848,125

		Telecommunications & Cellular--2.9%
4,000,000		Cox Communications, Inc., Note, 6.38%, 6/15/2000	4,001,440
2,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	2,295,000

		TOTAL	6,296,440

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utilities--5.0%
$4,000,000		Detroit Edison Co., 6.52%, 7/28/2000	$4,000,000
2,000,000		Pennsylvania Power & Light Co., Note, 7.70%, 11/15/2002	1,984,420
5,000,000	[1]	Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	4,983,300

		TOTAL	10,967,720

		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,364,108)	34,256,406

		GOVERNMENTS/AGENCIES--0.8%
1,845,000		Brazil, Government of, IDU, 7.00%, 1/1/2001 (identified cost $1,715,352)	1,838,081

		MUTUAL FUND--5.3%
1,420,012		High Yield Bond Portfolio (identified cost $13,063,442)	11,601,499

		PREFERRED STOCK--0.6%
		Telecommunications & Cellular--0.6%
50,000		TCI Communications Financing I TR Originated PFD Secs. (identified cost $1,310,000)	1,221,875

		REPURCHASE AGREEMENT--7.2%[2]
$15,695,000		ABN AMRO, Inc., 6.18%, dated 3/31/2000, due 4/3/2000 (at amortized cost)	15,695,000

		TOTAL INVESTMENTS (IDENTIFIED COST $221,670,360)[3]	$217,036,644

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At March 31, 2000, these securities amounted to $21,664,025 which represents 9.92% of net assets.

2 The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $221,670,360. The net unrealized depreciation of investments on a federal tax basis amounts to $4,633,716 which is comprised of $191,833 appreciation and $4,825,549 depreciation at March 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($218,330,637) at March 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $221,670,360)		$217,036,644
Income receivable		2,681,178
Receivable for daily variation margin		295,621

TOTAL ASSETS		220,013,443

Liabilities:
Payable for shares redeemed	$451,779
Income distribution payable	1,163,159
Accrued expenses	67,868

TOTAL LIABILITIES		1,682,806

Net assets for 111,437,798 shares outstanding		$218,330,637

Net Assets Consist of:
Paid-in capital		$222,269,277
Net unrealized depreciation of investments and futures contracts		(4,656,333)
Accumulated net realized gain on investments and futures contracts		545,673
Accumulated undistributed net investment income		172,020

TOTAL NET ASSETS		$218,330,637

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$459,481 ÷ 234,625 shares outstanding		$ 1.96

Institutional Service Shares:
$217,871,156 ÷ 111,203,173 shares outstanding		$ 1.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$677,083
Interest			7,249,394

TOTAL INCOME			7,926,477

Expenses:
Investment adviser fee		$648,658
Administrative personnel and services fee		80,664
Custodian fees		6,007
Transfer and dividend disbursing agent fees and expenses		13,922
Directors'/Trustees' fees		1,643
Auditing fees		4,200
Legal fees		933
Portfolio accounting fees		33,249
Distribution services fee--Institutional Service Shares		57,368
Shareholder services fee--Institutional Shares		35
Shareholder services fee--Institutional Service Shares		270,239
Share registration costs		32,517
Printing and postage		5,871
Insurance premiums		707
Miscellaneous		1,208

TOTAL EXPENSES		1,157,221

Waivers:
Waiver of investment adviser fee	$(274,832)
Waiver of distribution services fee--Institutional Service Shares	(11,474)
Waiver of shareholder services fee--Institutional Shares	(35)

TOTAL WAIVERS		(286,341)

Net expenses			870,880

Net investment income			7,055,597

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts			684,013
Net change in unrealized depreciation of investments and futures contracts			(2,460,395)

Net realized and unrealized loss on investments and futures contracts			(1,776,382)

Change in net assets resulting from operations			$5,279,215

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) March 31, 2000	Year Ended September 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,055,597	$4,746,007
Net realized gain on investments and futures contracts ($684,013 and $410,570, respectively, as computed for federal tax purposes)	684,013	370,056
Net change in unrealized depreciation of investments and futures contracts	(2,460,395)	(2,195,938)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,279,215	2,920,125

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,079)	--
Institutional Service Shares	(6,965,998)	(4,663,861)
Distributions from net realized gain on investments and futures contracts
Institutional Service Shares	(508,396)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,475,473)	(4,663,861)

Share Transactions:
Proceeds from sale of shares	191,900,275	325,135,965
Net asset value of shares issued to shareholders in payment of distributions declared	4,092,914	2,839,714
Cost of shares redeemed	(171,497,811)	(130,300,447)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,495,378	197,675,232

Change in net assets	22,299,120	195,931,496

Net Assets:
Beginning of period	196,031,517	100,021

End of period (including undistributed net investment income of $172,020 and $83,500, respectively)	$218,330,637	$196,031,517

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Period Ended (unaudited) March 31, 2000 [1]
Net Asset Value, Beginning of Period	$ 1.96
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments and futures contracts	--

TOTAL FROM INVESTMENT OPERATIONS	0.01

Less Distributions:
Distributions from net investment income	(0.01)

Net Asset Value, End of Period	$ 1.96

Total Return[2]	0.74%

Ratios to Average Net Assets:

Expenses	0.35%[4]

Net investment income	7.70%[4]

Expense waiver/reimbursement[3]	0.73%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$459

Portfolio turnover	11%

1 Reflects operations for the period from February 22, 2000 (date of initial public offering) to March 31, 2000.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) March 31,	Year Ended September 30,	Period Ended September 30,
	2000	1999 [1]	1998 [2,3]
Net Asset Value, Beginning of Period	$ 1.98	$ 2.00	$ 1.99
Income From Investment Operations:
Net investment income	0.06	0.12 [4]	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.01 [5]	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.13	0.13

Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.11)
Distributions from net realized gain on investments and futures contracts	(0.00)[6]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.06)	(0.15)	(0.12)

Net Asset Value, End of Period	$ 1.96	$ 1.98	$ 2.00

Total Return[7]	2.48%	5.32%	6.75%

Ratios to Average Net Assets:

Expenses	0.80%[8]	0.77%	0.56%[8]

Net investment income	6.53%[8]	6.36%	5.18%[8]

Expense waiver/reimbursement[9]	0.27%[8]	0.49%	6.83%[8]

Supplemental Data:

Net assets, end of period (000 omitted)	$217,871	$196,032	$100

Portfolio turnover	11%	20%	501%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by others auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Per share amount is based on the average number of shares outstanding.

5 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

6 Per share amount does not round to $(0.01).

7 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

8 Computed on an annualized basis.

9 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

Effective February 22, 2000, the Fund began offering Institutional Shares in addition to the Institutional Service Shares previously offered.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was effected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, hedge against interest rate risk, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended March 31, 2000, the Fund had realized gains of $514,222 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At March 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver	Position	Unrealized Appreciation (Depreciation)
June 2000	75 2-Year U.S. Treasury Note Futures	Short	$ (21,093)

June 2000	105 5-Year U.S. Treasury Note Futures	Short	(119,766)

June 2000	50 10-Year U.S. Treasury Note Futures	Short	(125,508)

June 2001	60 90-Day Euro Dollar Futures	Short	123,000

December 2001	60 90-Day Euro Dollar Futures	Short	98,250

September 2002	100 90-Day Euro Dollar Futures	Short	22,500

Net Unrealized Depreciation on Futures Contracts			$(22,617)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

			Period Ended March 31, 2000[1]
Institutional Shares:			Shares	Amount
Shares sold			244,304	$478,835
Shares issued to shareholders in payment of distributions declared			15	30
Shares redeemed			(9,694)	(19,000)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS			234,625	$459,865

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	97,271,939	$191,421,440	162,741,803	$325,135,965
Shares issued to shareholders in payment of distributions declared	2,080,940	4,092,884	1,426,095	2,839,714
Shares redeemed	(87,122,425)	(171,478,811)	(65,245,181)	(130,300,447)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	12,230,454	$24,035,513	98,922,717	$197,675,232

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,465,079	$24,495,378	98,922,717	$197,675,232

1 For the period from February 22, 2000 (date of initial public investment) to March 31, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 2000, were as follows:

Purchases	$58,528,151
Sales	$21,972,447

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Ultrashort Bond Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

G02603-01 (5/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.